BEDFORD
                             MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.

                        SUPPLEMENT DATED AUGUST 17, 2000
                                       TO
                        PROSPECTUS DATED DECEMBER 1, 1999

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         The Annual Fund Operating Expenses table for the Money Market Portfolio is revised as follows:

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)

         Management Fees1 ...................................0.36%

         Distribution and service (12b-1) fees...............0.65%

         Other expenses......................................0.13%
                                                             ----

         Total annual fund operating expenses2...............1.14%
                                                             ====

         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.
         1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.22% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.
         2. As a result of the fee waiver set forth in note 1, total annual operating expenses which are estimated to be incurred during the current fiscal year are 1.00%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR       3 YEARS      5 YEARS       10 YEARS
                         ------       -------      -------       --------

Bedford Shares.........   $116         $362         $628          $1,386


         The following sentence replaces the fourth sentence of the second paragraph under the heading "Distribution Arrangements" on page 18:

         Effective August 17, 2000 the Distributor has agreed to accept compensation for its services under the Distribution Agreement and under the Plan in the amount of .65% of the average daily net assets of the Class on an annualized basis in any year.

                                     BEDFORD
                        MUNICIPAL MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.

                        SUPPLEMENT DATED AUGUST 17, 2000
                                       TO
                        PROSPECTUS DATED DECEMBER 1, 1999

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         The Annual Fund Operating Expenses table for the Municipal Money Market Portfolio is revised as follows:

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)

         Management Fees1 ...................................0.35%

         Distribution and service (12b-1) fees...............0.65%

         Other expenses......................................0.21%
                                                             ----

         Total annual fund operating expenses2...............1.21%
                                                             ====

         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.
         1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the fund are 0.04% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.
         2. As a result of the fee waiver set forth in note 1, total annual operating expenses which are estimated to be incurred during the current fiscal year are 0.90%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                           ------     -------     -------     --------
Bedford Shares............  $123       $384        $665         $1,466



         The following sentence replaces the fourth sentence of the second paragraph under the heading "Distribution Arrangements" on page 18:

         Effective August 17, 2000 the Distributor has agreed to accept compensation for its services under the Distribution Agreement and under the Plan in the amount of .65% of the average daily net assets of the Class on an annualized basis in any year.

                   THE BEDFORD FAMILY MONEY MARKET PORTFOLIOS
                                       OF
                               THE RBB FUND, INC.

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                        SUPPLEMENT DATED AUGUST 17, 2000
                                       TO
                        PROSPECTUS DATED DECEMBER 1, 1999

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         The  Annual  Fund  Operating  Expenses  tables  for the  Money  Market,
Muncipal Money Market and Government Obligations Money Market Portfolios are revised as follows:

ANNUAL FUND OPERATING                                                            Government
EXPENSES (Expenses that are                                                      Obligations
deducted from fund assets)*                Money Market     Municipal Money      Money Market
                                           Portfolio        Market Portfolio     Portfolio
                                           ------------     ----------------     ------------
Management Fees1.........................      0.36%             0.35%              0.42%

Distribution and service (12b-1) fees....      0.65%             0.65%              0.65%

Other expenses...........................      0.13%             0.21%              0.11%
                                               ----              ----               ----

Total annual fund operating expenses2....      1.14%             1.21%              1.18%
                                               ====              ====               ====


         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.
         1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the funds during the current fiscal year ending August 31, 2000. As a result of the fee waiver, current management fees of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are 0.22%, 0.04% and 0.24% of their respective average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.
         2. As a result of the fee waiver set forth in note 1, total annual operating expenses which are estimated to be incurred during the current fiscal year for the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios are 1.00%, 0.90% and 1.00%, respectively. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR    3 YEARS      5 YEARS    10 YEARS
                                                   ------    -------      -------    --------
Money Market Portfolio..............................$116      $362         $628       $1,386
Municipal Money Market Portfolio....................$123      $384         $665       $1,466
Government Obligations Money Market Portfolio.......$120      $375         $649       $1,432

         The following sentence replaces the fourth sentence of the second paragraph under the heading "Distribution Arrangements" on page 28:

         Effective August 17, 2000 the Distributor has agreed to accept compensation for its services under the Distribution Agreement and under the Plans in the amount of .65% of the average daily net assets of the relevant Class on an annualized basis in any year.

                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2700

                                 August 17, 2000

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      The RBB Fund, Inc. (the "Registrant")
                           REGISTRATION NOS. 33-20827/811-5518
                           -----------------------------------

Ladies and Gentlemen:

          On behalf of the Registrant and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, transmitted herewith for filing are supplements dated August 17, 2000 to the Registrant's Bedford Municipal Money Market, Money Market and Bedford Family Money Market Portfolios' Prospectuses dated December 1, 1999.

          If you have any questions about the enclosed, please call me at (215) 988-2699.

                                                  Very truly yours,

                                                  /S/ NANCY P. O'HARA
                                                  -------------------
                                                  Nancy P. O'Hara

Enclosure

cc: Michael P. Malloy